Segment reporting	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Entitys Reportable Segments Explanatory
Note 2

Segment reporting
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group
Functions UBS
For the six months ended

30 June 2022
1
Net interest income 2,409 1,057 (7) 104 (126) 3,436
Non-interest income 7,172 1,088 1,958 4,899 (253) 14,862
Total revenues 9,581 2,144 1,950 5,003 (379) 18,299
Credit loss expense / (release) (10) 57 0 (24) 2 25
Operating expenses 7,124 1,246 817 3,688 54 12,929
Operating profit / (loss) before

tax
2,467 841 1,133 1,339 (436) 5,344
Tax expense / (benefit) 1,082
Net profit / (loss) 4,262
As of 30 June 2022
1
Total assets
2
397,111 222,424 18,621 388,281 86,755 1,113,193
For the six months ended

30 June 2021
1
Net interest income 2,023 1,039 (7) 244 (58) 3,241
Non-interest income 7,583 1,063 1,310 4,476 (99) 14,333
Total revenues 9,606 2,102 1,303 4,720 (158) 17,574
Credit loss expense / (release) (16) (69) 0 (23) 1 (108)
Operating expenses 6,918 1,284 820 3,663 105 12,790
Operating profit / (loss) before

tax
2,704 888 482 1,080 (263) 4,891
Tax expense / (benefit) 1,053
Net profit / (loss) 3,838
As of 31 December 2021
1
Total assets 395,235 225,370 25,639 346,431 124,507 1,117,182
1 Refer to “Note 2 Segment reporting”

in the “Consolidated financial

statements” section

of the Annual Report 2021 for

more information

about the Group’s reporting

segments.

2 In the first quarter

of 2022,
UBS refined t

he methodology

applied to

allocate balance

sheet resources

from Group

Functions to

the business

divisions, with

prospective e

ffect. If the

new methodology

had been applied

as of 31

December
2021, balance sheet assets allocated

to business divisions would

have been USD
17
bn higher, of

which USD
14
bn would have related to the

Investment Bank.